Summary of Significant Accounting Policies (Tables)	12 Months Ended
Nov. 30, 2013
Text Block [Abstract]
Depreciation and Amortization Expense Computation
Property and equipment are stated at cost. Depreciation and amortization were computed using the straight-line method over our estimates of average useful lives and residual values, as a percentage of original cost, as follows:

	Years	Residual Values
Ships	30	15%
Ship improvements	Shorter of remaining ship life or useful life (3-28)	0% or 15%
Buildings and improvements	10-35	0% or 10%
Computer hardware and software	2-10	0% or 10%
Transportation equipment and other	2-20	0% or 10%
Leasehold improvements, including port facilities	Shorter of lease term or related asset life (3-30)	—